COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
COMMITMENTS
40	COMMITMENTS

A subsidiary has entered into shipbuilding contracts for the construction of a two bulk carriers in 2018. Under the terms of the agreements, the subsidiary has committed to payments for these ships under construction. The following has been authorised:

	2018	2017
	US$’000	US$’000

Due within one year	15,833	-
Due within 2 to 5 years	31,665	-
	47,498	-

The expenditure will be financed out of cash resources from operations and bank loans.